Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 21,791
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	3,825
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	13,853
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	$ 4,113